SCHEDULE OF CONDENSED STATEMENT OF CASH FLOWS (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss		$ (238,118,837)	$ (12,685,321)	$ (13,257,849)
Adjustments to reconcile net loss to net cash provided by operating activities:
Equity in loss of subsidiaries	$ (1,911,840)	1,911,840
Share-based compensation expense		36,723,969		6,122,348
Change in operating assets and liabilities:
Amounts due from subsidiary		404,276	(111,129)	(80,548)
Net cash used in operating activities		(15,686,123)	(16,542,944)	(5,153,989)
Net cash provided by (used in) investing activities		(917,572)	(4,959,223)	2,170,529
Proceeds from issuance of Class A ordinary shares upon the completion of IPO, net of issuance cost			20,260,243
Net cash provided by financing activities		13,611,347	23,458,121	1,364,459
Net (decrease) increase in cash and cash equivalents		(2,420,862)	1,964,697	(1,993,028)
Cash and cash equivalents, beginning of the year		9,559,298	7,594,601	9,587,629
Cash and cash equivalents, end of the year		7,138,436	9,559,298	7,594,601
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Acquisition of mining machines		20,298,900
Parent [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss		(237,479,773)	(12,689,785)	(13,258,029)
Adjustments to reconcile net loss to net cash provided by operating activities:
Equity in loss of subsidiaries		196,880,290	11,508,821	12,589,459
Share-based compensation expense		36,723,969
loss on disposal of subsidiaries		1,911,840
Change in operating assets and liabilities:
Amounts due from subsidiary		(6,106,178)	4,388,269	5,721,562
Advance to suppliers		(32,143)
Other receivables				78,364
Accrued expenses and other liabilities		1,371,272	511,654	(697,955)
Net cash used in operating activities		5,481,633	(5,057,579)	(7,166,451)
Investment in equity investees		(7,601,000)	(10,950,000)	(17,400,000)
Net cash provided by (used in) investing activities		(7,601,000)	(10,950,000)	(17,400,000)
Collection of subscription receivable				2,999,845
Payment of deferred offering cost			(3,514,703)	(418,351)
Proceeds from issuance of Class A ordinary shares upon the completion of IPO, net of issuance cost			20,260,243
Capital injection in Reorganization				16,309,641
Net cash provided by financing activities			16,745,540	18,891,135
Net (decrease) increase in cash and cash equivalents		(2,119,367)	737,961	(5,675,316)
Cash and cash equivalents, beginning of the year		2,121,423	1,383,462	7,058,778
Cash and cash equivalents, end of the year		2,056	2,121,423	1,383,462
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Acquisition of mining machines		20,298,900
Disposal of subsidiaries		$ 2,892,540